S000033806 [Member] Expense Example - iShares J.P. Morgan EM Local Currency Bond ETF - iShares J.P. Morgan EM Local Currency Bond ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381